Income Taxes - Income Tax Recognized in Profit or Loss (Parenthetical) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Major Components Of Tax Expense Income [Abstract]
Withholding taxes accrued	$ 1,445	$ 0